Stockholders' Equity (Deficit) - Schedule of Warrants Outstanding and Exercisable (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Number of Option Outstanding	322,172
Warrants [Member]
Weighted Average Exercise Price, Exercisable	$ 0.40
Number of Option Outstanding	110,859
Weighed Averate Remaining Contractual Life (in years)	5 years 9 months 3 days	9 years 9 months 25 days
Weighted Average Exercise Price	$ 6.06
Number of Option Exercisable	22,524
Weighted Average Exercise Price, Ending balance	$ 0.40
Warrants [Member] | Minimum [Member]
Weighted Average Exercise Price, Exercisable	0.40
Warrants [Member] | Maximum [Member]
Weighted Average Exercise Price, Exercisable	$ 7.50